Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Identified Tangible and Intangible Asset Acquired

Cash	$517,460
Accounts receivable, net	34,134
Prepaids	5,024
Property and equipment, net	2,440
Other assets, net	65,349
Intangible assets	8,590,000
Goodwill	4,940,643
Total assets	$14,155,050

Accounts payable and other liabilities	$(387,484)
Customer deposits	(134,707)
Related party loan	(417,017)
Total liabilities	$(939,208)

Total net assets of Acquirees	$13,215,842

Schedule of Intangible Assets Acquired

Following are details of the purchase price allocated to the intangible assets acquired.

Category	Fair Value

Customer relationships	$410,000
Gaming licensees	4,020,000
Trade names and trademarks	2,540,000
Technology	1,620,000

Total Intangibles	$8,590,000

S&MI Ltd Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Identified Tangible and Intangible Asset Acquired

Accounts receivable, net	124,928
Other Receivables	50,817
Intangible assets	234,000
Goodwill	1,315,000
Total assets	$1,724,745

Accounts payable and other liabilities	$(175,543)
Director’s Loan	(558,632)
Total liabilities	$(734,175)

Total net assets of Acquirees	$990,570